Retirement Plans Change in Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended
	Sep. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Sep. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Sep. 30, 2012 Pension Plans, Defined Benefit [Member]	Sep. 30, 2011 Pension Plans, Defined Benefit [Member]	Sep. 30, 2012 Nonqualified Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 0	$ 0	$ 2,919.4	$ 306.3
Actual gain (loss) on plan assets	0	0	400.6	(114.8)
Employer contributions	4.1	11.5	367.5	62.4	12.8
Plan participant contributions	2.3	5.9	3.0	1.2
Benefits paid	(6.4)	(17.4)	(263.5)	(101.6)
Business combinations	0	0	0	2,823.8
Foreign currency rate changes	0	0	53.2	(57.9)
Fair value of assets at end of year	$ 0	$ 0	$ 3,480.2	$ 2,919.4